Premises and equipment	12 Months Ended
Mar. 31, 2020
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2019 and 2020 consist of the following:

	2019	2020
	(in millions of yen)
Land	563,032	557,943
Buildings	826,781	657,774
Equipment and furniture	472,186	442,302
Leasehold improvements	97,508	228,383
Construction in progress	37,174	73,164
Software	1,366,481	1,359,120

Total	3,363,162	3,318,686
Less: Accumulated depreciation and amortization	1,462,210	1,462,438

Premises and equipment—net	1,900,952	1,856,248

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2018, 2019 and 2020 was ¥169,346 million, ¥345,560 million and ¥234,457 million, respectively.
Depreciation and amortization expense related to
s
oftware was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The MHFG Group recognized impairment losses of ¥27,428 million on premises and equipment for the fiscal year ended March 31, 2019, of which ¥8,910 million was recorded in General and administrative expenses and ¥18,518 million was recorded in Occupancy expenses. Such losses included ¥15,761 million of impairment losses primarily on real estate of certain branches recognized in Retail & Business Banking Company. In relation to the Group’s branch network strategy, these branches are either no longer being used for its banking operations or the carrying amounts are not recoverable because of the Group’s intention to close these branches.
The MHFG Group recognized impairment losses of ¥13,490 million on premises and equipment for the fiscal year ended March 31, 2020, of which ¥6,813 million was recorded in General and administrative expenses and ¥6,677 million was recorded in Occupancy expenses. Such losses included ¥6,774 million of impairment losses related mainly to entity-wide software that are no longer to be used. In addition, ¥5,587 million of impairment losses were recognized on real estate used mainly as the entity-wide assets and certain branches in Retail & Business Banking Company. These real estates are either no longer being used or the carrying amounts are not recoverable.